Employee Share Ownership Plans - Summary of Fair Value and Assumptions in the Calculation of Fair Value for Awards Issued (Detail) - 12 months ended Jun. 30, 2020	USD ($) yr £ / shares	USD ($) yr $ / shares
BHP Group Limited [member] | STIP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of awards granted during the year | $	$ 25.36	$ 25.36
Estimated life of awards	3	3
Share price at grant date | $ / shares		$ 37.24
BHP Group Limited [member] | LTIP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of awards granted during the year | $	$ 13.67	$ 13.67
Risk-free interest rate	0.78%	0.78%
Estimated life of awards	5	5
Share price at grant date | $ / shares		$ 37.24
Estimated volatility of share price	22.00%	22.00%
BHP Group Limited [member] | MAP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of awards granted during the year | $	$ 21.46	$ 21.46
Dividend yield	5.30%	5.30%
BHP Group Limited [member] | MAP awards [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated life of awards	1	1
Share price at grant date | $ / shares		$ 36.53
BHP Group Limited [member] | MAP awards [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated life of awards	5	5
Share price at grant date | $ / shares		$ 37.24
BHP Group Limited [member] | Shareplus [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of awards granted during the year | $	$ 19.03	$ 19.03
Risk-free interest rate	1.49%	1.49%
Estimated life of awards	3	3
Share price at grant date | $ / shares		$ 39.07
Dividend yield	5.08%	5.08%
BHP Group Plc [member] | MAP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of awards granted during the year | $	$ 17.94	$ 17.94
Estimated life of awards	3	3
Share price at grant date | £ / shares	$ 17.33
Dividend yield	6.00%	6.00%
BHP Group Plc [member] | Shareplus [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of awards granted during the year | $	$ 12.17	$ 12.17
Risk-free interest rate	0.66%	0.66%
Estimated life of awards	3	3
Share price at grant date | £ / shares	$ 19.02
Dividend yield	5.60%	5.60%